Leases - Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating lease expense	$ 15,171	$ 14,061	$ 14,247
Short-term lease expense	816	861	1,308
Operating cash flows from operating leases	19,215	13,859	14,101
Leased assets obtained in exchange for new operating lease liabilities	$ 23,356	$ 11,142	$ 6,949